WARRANTS (Details)	6 Months Ended
	Jun. 30, 2024 D $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
WARRANTS
Issue price per share (in Dollars per share)	$ 9.2
Equity proceeds	60.00%
Exercise price per share (in Dollars per share)	$ 9.5
Warrant Percentage	115.00%
Issue price	16.5
Market value percentage	165.00%
Public Warrants [Member]
WARRANTS
Public warrants outstanding (in shares) | shares	20,125,000	20,125,000	20,125,000
Number of shares called by each warrant | shares	0.5	0.5	0.5
Warrant exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Number of days within which the registration statement should be declared effective	120 days
Expire term	5 years
Redemption price per warrant (in Dollars per share)	$ 0.01
Notice period redemption	30 days
Price of the entity's common stock (in Dollars per share)	$ 16.5
Threshold number of specified trading days | D	20
Threshold consecutive number of specified trading days | D	30
Private Warrants [Member]
WARRANTS
Public warrants outstanding (in shares) | shares	6,153,125	6,153,125	6,153,125
Number of shares called by each warrant | shares	1
Warrant exercise price (in Dollars per share)	$ 11.5